CONTINGENT LIABILITIES (Commitments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Minimum future rentals under operating leases - 2024	$ 3.5
Minimum future rentals under operating leases - 2025	2.1
Minimum future rentals under operating leases - 2026	1.4
Minimum future rentals under operating leases - hereafter	2.6
Leasing fees	$ 3.4	$ 3.3	$ 2.7